Intangible Assets (Details) - Schedule of intangible assets - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 8,752,000	$ 8,752,000
Less: Accumulated amortization		(1,414,296)	(707,147)
Intangible assets, net	$ 6,515,000	7,337,704	8,044,853
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		806,000	806,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		7,633,000	7,633,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 313,000	$ 313,000